Taxation	12 Months Ended
Jun. 30, 2025
Taxation [Abstract]
TAXATION

17. TAXATION

Cayman Islands

The Company is incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividend payments are not subject to withholdings tax in the Cayman Islands.

Hong Kong

According to Tax (Amendment) (No. 3) Ordinance 2018 published by Hong Kong government, form April 1, 2018, under the two-tiered profits tax rates regime, the profits tax rate for the first HKD2 million of assessable profits will be lowered to 8.25% while the remaining profits will continue to be taxed at the existing tax rate of 16.5%. DSY HK was not subject to Hong Kong profit tax for any period presented as it did not have assessable profit during the years presented.

PRC

Generally, the Group’s subsidiaries of PRC resident enterprises under PRC tax law, are subject to enterprise income tax on their worldwide taxable income as determined under PRC tax laws and accounting standards at a rate of 25%.

From January 1, 2023 to December 31, 2027, the State Taxation Administration of the PRC provided a preferential enterprise income tax rate on small-scale and low-profit enterprises whose annual taxable income is less than RMB3 million. For small-scale and low-profit enterprises, the portion of taxable income not exceeding RMB3 million can be counted at a reduced rate of 25%, and the enterprise income tax is calculated at a tax rate of 20%.

The income tax provision consists of the following components:

	For the years ended
	June 30,
	2025	2024	2023
	USD	USD	USD
Current income tax expenses	(202,339)	(71,862)	(239,996)
Deferred income tax (expense)/benefit	(26,207)	123,328	211,230
Total income tax (expense)/benefit	(228,546)	51,466	(28,766)

A reconciliation of the Group’s PRC statutory tax rate to the effective income tax rate was as follows:

	For the years ended
	June 30,
	2025	2024	2023
	USD	USD	USD
(Loss)/income before income tax expenses	(32,299,325)	589,019	308,331
Computed income tax expense with statutory tax rate of 25%	8,074,832	(147,255)	(77,083)
Tax effect of non-deductible items	(7,902,309)	(10,674)	(711)
Changes in valuation allowance	-	-	(3)
Write-off of net operating losses carried forward	(231,302)	(72,665)	-
Effect of preferential tax rate	(169,767)	282,060	49,031
Income tax (expense)/benefit	(228,546)	51,466	(28,766)

As of June 30, 2025 and 2024, the significant components of the deferred tax assets are summarized below:

	As of June 30,
	2025	2024
Deferred tax assets:
Net operating loss carried forward	483,169	502,037
Allowance for credit loss	1,776	928
Total deferred tax assets	484,945	502,965

As of June 30, 2025 and 2024, the Group had net operating loss carryforwards of approximately $1,875,027 and $4,390,265, respectively, which arose from the Group’s subsidiaries. As of June 30, 2025 and 2024, deferred tax assets from the net operating loss carryforwards amounted to $483,169 and $502,037, respectively.

As of June 30, 2025, net operating loss carryforwards will expire, if unused, in the following amounts:

Amount
USD
2027	1,027,014
2028	155,425
2029	-
2030	692,588
Total	1,875,027